Annual Total Returns - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 14, 2019
Fidelity Advisor Founders Fund - Class A
Bar Chart Table:
Annual Return 2020	46.72%
Annual Return 2021	18.63%
Annual Return 2022	(26.81%)
Annual Return 2023	33.53%